Employee Benefits - Summary of Stock Options Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Outstanding at beginning of year, Shares	11,904	30,760	31,760
Granted, Shares	0	0	0
Exercised, Shares	(1,591)	(2,771)	(574)
Forfeited, Shares	0	0	0
Outstanding at end of year, Shares	5,952	11,904	30,760
Options exercisable at year-end, Shares	5,952	11,904	30,760
Outstanding at beginning of year, Weighted Average Exercise Price	$ 18.00	$ 17.90	$ 17.85
Granted, Weighted Average Exercise Price	0	0	0
Exercised, Weighted Average Exercise Price	(18.00)	(17.84)	(16.10)
Forfeited, Weighted Average Exercise Price	0	0	0
Outstanding at end of year, Weighted Average Exercise Price	18.00	18.00	17.90
Options exercisable at year-end, Weighted Average Exercise Price	18.00	18.00	17.90
Weighted-average fair value of options granted during year, Weighted Average Exercise Price	$ 0	$ 0	$ 0